Parent company information - Summary of Parent Company Information - Condensed Statements of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Cash flows from operating activities
Net income	$ 15,807	$ 16,050
Adjustments to determine net cash from operating activities:
Change in deposits, net of securitizations	108,533	88,876
Change in loans, net of securitizations	(102,653)	(54,987)
Change in trading securities	(8,931)	(3,164)
Change in obligations related to assets sold under repurchase agreements and securities loaned	11,746	(12,030)
Change in assets purchased under reverse repurchase agreements and securities borrowed	(9,942)	5,112
Change in obligations related to securities sold short	(2,330)	8,556
Other operating activities, net	2,800	9,191
Net cash from (used in) operating activities	21,942	61,044
Cash flows from investing activities
Change in interest-bearing deposits with banks	(28,373)	(40,618)
Purchases of investment securities	(122,964)	(123,547)
Net acquisitions of premises and equipment and other intangibles	(2,500)	(2,186)
Net cash from (used in) investing activities	(57,054)	(57,348)
Cash flows from financing activities
Issuance of subordinated debentures	1,000	2,750
Repayment of subordinated debentures	(192)	(2,500)
Issue of common shares, net of issuance costs	51	90
Common shares purchased for cancellation	(5,426)
Issue of preferred shares and other equity instruments, net of issuance costs	749	2,245
Redemption of preferred shares and other equity instruments	(155)	(1,475)
Dividends paid on shares and distributions paid on other equity instruments	(6,960)	(6,420)
Net cash from (used in) financing activities	(2,185)	(5,928)
Net change in cash and due from banks	(41,449)	(5,042)
Cash and due from banks at beginning of period	113,846	118,888
Cash and due from banks at end of period	72,397	113,846
Supplemental disclosure of cash flow information
Amount of interest paid	13,677	7,555
Amount of interest received	35,817	26,412
Amount of dividends received	3,144	2,575
Amount of income taxes paid	7,326	4,198
Parent [member]
Cash flows from operating activities
Net income	15,794	16,038
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(8,454)	(7,415)
Change in deposits, net of securitizations	101,145	72,196
Change in loans, net of securitizations	(78,288)	(46,194)
Change in trading securities	(10,348)	(8,756)
Change in obligations related to assets sold under repurchase agreements and securities loaned	24,133	5,228
Change in assets purchased under reverse repurchase agreements and securities borrowed	(7,239)	8,447
Change in obligations related to securities sold short	3,024	2,405
Other operating activities, net	2,385	6,316
Net cash from (used in) operating activities	42,152	48,265
Cash flows from investing activities
Change in interest-bearing deposits with banks	(27,784)	(35,293)
Proceeds from sales and maturities of investment securities	59,304	70,260
Purchases of investment securities	(71,509)	(73,150)
Net acquisitions of premises and equipment and other intangibles	(1,180)	(1,093)
Change in cash invested in subsidiaries	(2,514)	(3,078)
Change in net funding provided to subsidiaries	(36,981)	(12,068)
Net cash from (used in) investing activities	(80,664)	(54,422)
Cash flows from financing activities
Issuance of subordinated debentures	1,000	2,750
Repayment of subordinated debentures		(2,500)
Issue of common shares, net of issuance costs	51	90
Common shares purchased for cancellation	(5,426)
Issue of preferred shares and other equity instruments, net of issuance costs	749	2,245
Redemption of preferred shares and other equity instruments	(155)	(1,475)
Dividends paid on shares and distributions paid on other equity instruments	(6,960)	(6,420)
Repayment of lease liabilities	(302)	(313)
Net cash from (used in) financing activities	(11,043)	(5,623)
Net change in cash and due from banks	(49,555)	(11,780)
Cash and due from banks at beginning of period	97,617	109,397
Cash and due from banks at end of period	48,062	97,617
Supplemental disclosure of cash flow information
Amount of interest paid	7,801	6,306
Amount of interest received	21,332	17,831
Amount of dividends received	2,618	2,185
Amount of income taxes paid	$ 4,641	$ 1,772